Expense Example - SA PGI Asset Allocation Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 3 Years	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	85	265	460	1,025	100	312	542	1,201	110	343	595	1,317